Share-based payments - Share options outstanding (Details)		12 Months Ended
	Jan. 01, 2020 CAD ($)	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2019	Dec. 31, 2019 CAD ($)	Nov. 18, 2019	May 16, 2019	May 15, 2019	Nov. 19, 2018	Aug. 23, 2018	Jun. 15, 2018	May 22, 2018	Mar. 28, 2018	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding			624,478	1,109,943	1,109,943	82,200	484,940	13,300	3,300	90,000	11,550	91,800	3,300	531,828
Weighted average remaining contractual life (years)		8 years 1 month 28 days
Number of options exercisable			2,505,302	376,765	3,156,663
Compensation expense | $		$ 1,676,844	$ 1,086,199
Options exercised		134,657	43,656
Proceeds from option exercised | $	$ 1,480,555	$ 5,399	$ 105,257
Exercise Price 2.40
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 2.40
Number of options outstanding				21,275
Weighted average remaining contractual life (years)		2 years 8 months 12 days
Number of options exercisable				21,275
Exercise Price 6.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 6.00
Number of options outstanding				3,300
Weighted average remaining contractual life (years)		8 years 10 months 28 days
Number of options exercisable				1,100
Exercise Price 8.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 8.50
Number of options outstanding				31,500
Weighted average remaining contractual life (years)		7 years 10 months 24 days
Number of options exercisable				16,402
Exercise Price 9.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 9.10
Number of options outstanding				13,300
Weighted average remaining contractual life (years)		9 years 4 months 21 days
Exercise Price 9.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 9.20
Number of options outstanding				484,240
Weighted average remaining contractual life (years)		9 years 4 months 24 days
Exercise Price 9.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 9.30
Number of options outstanding				50,000
Weighted average remaining contractual life (years)		8 years 8 months 1 day
Number of options exercisable				16,667
Exercise Price 9.70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 9.70
Number of options outstanding				4,950
Weighted average remaining contractual life (years)		7 years 4 months 2 days
Number of options exercisable				3,850
Exercise Price 9.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 9.90
Number of options outstanding				2,800
Weighted average remaining contractual life (years)		8 years 3 months 4 days
Number of options exercisable				1,224
Exercise Price 10.20
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 10.20
Number of options outstanding				9,900
Weighted average remaining contractual life (years)		8 years 5 months 23 days
Number of options exercisable				5,500
Exercise Price 11.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 11.00
Number of options outstanding				197,172
Weighted average remaining contractual life (years)		6 years 11 months 19 days
Number of options exercisable				149,034
Exercise Price 11.23
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 11.23
Number of options outstanding				82,200
Weighted average remaining contractual life (years)		9 years 10 months 21 days
Exercise Price 11.90
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 11.90
Number of options outstanding				51,800
Weighted average remaining contractual life (years)		8 years 4 months 28 days
Number of options exercisable				20,504
Exercise Price 13.50
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 13.50
Number of options outstanding				8,300
Weighted average remaining contractual life (years)		6 years 7 months 17 days
Number of options exercisable				7,571
Exercise Price 14.60
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 14.60
Number of options outstanding				93,406
Weighted average remaining contractual life (years)		6 years 7 months 28 days
Number of options exercisable				77,838
Exercise Price 15.00
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 15.00
Number of options outstanding				55,800
Weighted average remaining contractual life (years)		5 years 8 months 5 days
Number of options exercisable				55,800